Offerings - Offering: 1	Aug. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, (par value $0.01 per share)
Maximum Aggregate Offering Price	$ 800,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,480
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement on Form S-3 (Registration No. 333-287056), except with respect to unsold securities that have been previously registered.